PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	Producing		Machinery		Other right
	mineral		and	Other	of use
	property	Buildings	equipment	assets	assets	Total
Cost
At December 31, 2020	$—	$—	$392	$435	$338	$1,165
Additions	—	67	2,437	845	1,769	5,118
Transfers from mineral properties under construction	—	—	2,484	—	—	2,484
Due to changes in exchange rates	—	(1)	(75)	(19)	12	(83)
At December 31, 2021	—	66	5,238	1,261	2,119	8,684
Additions	6,616	1,788	3,272	666	2,300	14,642
Transfer from mineral properties under construction	127,002	58,869	36,684	608	—	223,163
Reclassification of capitalized interest	(19,020)	11,585	7,341	94	—	—
Change in site closure provision (note 25)	1,155	(300)	(190)	—	—	665
Leased assets derecognized at end of lease	—	—	—	—	(215)	(215)
Due to changes in exchange rates	—	—	—	(9)	(44)	(53)
At December 31, 2022	$115,753	$72,008	$52,345	$2,620	$4,160	$246,886

Accumulated depreciation
At December 31, 2020	$—	$—	$235	$162	$58	$455
Depletion and depreciation	—	6	115	127	352	600
Due to changes in exchange rates	—	—	—	(1)	(5)	(6)
At December 31, 2021	—	6	350	288	405	1,049
Depletion and depreciation	9,641	6,280	4,541	421	764	21,647
Leased assets derecognized at end of lease	—	—	—	—	(215)	(215)
Due to changes in exchange rates	—	—	—	(4)	(7)	(11)
At December 31, 2022	$9,641	$6,286	$4,891	$705	$947	$22,470

Net book value
At December 31, 2021	$—	$60	$4,888	$973	$1,714	$7,635
At December 31, 2022	$106,112	$65,722	$47,454	$1,915	$3,213	$224,416